<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 11th day of November, 2011.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 271
FORM 13F INFORMATION TABLE VALUE TOTAL: $468,246,829

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Akamai Technologies
Alcoa, Inc.
Alexco Resource Corp.
Allergan, Inc.
Alliance Holdings GP LP
Alliance One International
ALR Technologies, Inc.
Altria Group, Inc.
Amazon Com, Inc.
American Electric Power Company
American Express Company
Amex Health Care SPDR


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
002824100
G1151C101
00507V109
00971T101
13817101
01535P106
18490102
01861G100
18772103
001630102
02209S103
023135106
025537101
25816109
81369Y209

$9,504,565
$3,790,906
$6,766,799
$735,444
$258,838
$607,217
$135,600
$313,703
$879,800
$207,395
$12,800
$877,599
$259,476
$235,458
$281,074
$210,814


132,394
74,128
128,451
61,802
13,020
63,450
20,000
3,808
20,000
84,998
160,000
32,734
1,200
6,193
6,260
6,644

132,394
74,128
128,451
61,802
13,020
63,450
20,000
3,808
20,000
84,998
160,000
32,734
1,200
6,193
6,260
6,644



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Akamai Technologies
Alcoa, Inc.
Alexco Resource Corp.
Allergan, Inc.
Alliance Holdings GP LP
Alliance One International
ALR Technologies, Inc.
Altria Group, Inc.
Amazon Com, Inc.
American Electric Power Company
American Express Company
Amex Health Care SPDR

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

132,394
74,128
128,451
61,802
13,020
63,450
20,000
3,808
20,000
84,998
160,000
32,734
1,200
6,193
6,260
6,644

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Angeion Corp.
Apache Corp.
Apple Computer
AT&T Corp.
Automatic Data Processing, Inc.
Baidu, Inc. ADR
Balchem Corp.
Bank of America Corp.
Bank of the Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Bioclinica, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

03462H404
37411105
037833100
00206R102
53015103
056752108
057665200
60505104
06425J102
67901108
71813109
54937107
075887109
084670207
84670108
88606108
09071B100


$57,558
$4,462,227
$19,154,848
$2,037,434
$511,153
$358,149
$6,449,742
$2,506,999
$6,902
$387,195
$267,676
$6,698,011
$483,912
$12,851,136
$1,922,400
$3,289,976
$114,861


12,650
55,611
50,233
71,439
10,841
3,350
172,869
409,640
13,023
8,300
4,768
314,018
6,600
180,900
18
49,518
23,830


12,650
55,611
50,233
71,439
10,841
3,350
172,869
409,640
13,023
8,300
4,768
314,018
6,600
180,900
18
49,518
23,830










Angeion Corp.
Apache Corp.
Apple Computer
AT&T Corp.
Automatic Data Processing, Inc.
Baidu, Inc. ADR
Balchem Corp.
Bank of America Corp.
Bank of the Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Bioclinica, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,650
55,611
50,233
71,439
10,841
3,350
172,869
409,640
13,023
8,300
4,768
314,018
6,600
180,900
18
49,518
23,830


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Biodelivery Sci International, Inc.
Blue Coat Systems
Boardwalk Pipeline Partners
Booz Allen Hamilton Holding Co.
BP PLC Sponsored ADR
Breitburn Energy Partners LP
Bristol Myers Squibb Co.
Buckeye Partners LP
Calumet Specialty Products
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Cato Corporation
CenturyLink, Inc.
Chesapeake Energy Corp.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09060J106
09534T508
096627104
099502106
55622104
106776107
110122108
118230101
131476103
136385101
139793103
14040H105
14808P109
149123101
149205106
156700106
165167107


$23,980
$1,126,348
$1,615,320
$743,500
$529,399
$775,292
$656,344
$900,144
$1,236,620
$556,130
$100,169
$500,923
$374,401
$7,945,479
$1,856,598
$204,715
$386,801


22,000
81,149
63,000
50,000
14,677
44,557
20,916
14,400
73,000
19,000
48,158
12,640
12,058
107,604
82,296
6,181
15,139


22,000
81,149
63,000
50,000
14,677
44,557
20,916
14,400
73,000
19,000
48,158
12,640
12,058
107,604
82,296
6,181
15,139









Biodelivery Sci International, Inc.
Blue Coat Systems
Boardwalk Pipeline Partners
Booz Allen Hamilton Holding Co.
BP PLC Sponsored ADR
Breitburn Energy Partners LP
Bristol Myers Squibb Co.
Buckeye Partners LP
Calumet Specialty Products
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Cato Corporation
CenturyLink, Inc.
Chesapeake Energy Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


22,000
81,149
63,000
50,000
14,677
44,557
20,916
14,400
73,000
19,000
48,158
12,640
12,058
107,604
82,296
6,181
15,139


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coach, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
Concepts Direct
ConocoPhillips
Credit Suisse ETN
Crexus Investment Corp.
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


166764100
17275R102
172967101
189754104
191216100
194162103
206013104
20825C104
22542D852
226553105
231269101
126650100
237690102
23311P100
249030107
25179M103
254687106

$1,983,370
$5,535,190
$673,803
$315,645
$5,109,833
$4,393,385
$1,885
$2,810,302
$435,996
$222,000
$31,600
$2,265,746
$145,250
$1,168,584
$368,280
$6,806,258
$887,398


21,421
357,109
26,305
6,090
75,634
49,542
18,850
44,383
19,800
25,000
10,000
67,453
35,000
29,200
12,000
122,768
29,423


21,421
357,109
26,305
6,090
75,634
49,542
18,850
44,383
19,800
25,000
10,000
67,453
35,000
29,200
12,000
122,768
29,423










Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coach, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
Concepts Direct
ConocoPhillips
Credit Suisse ETN
Crexus Investment Corp.
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


21,421
357,109
26,305
6,090
75,634
49,542
18,850
44,383
19,800
25,000
10,000
67,453
35,000
29,200
12,000
122,768
29,423


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Dover Corporation

Duke Energy Corporation

Dupont de nemours E.I.

Easylink Services Intl. CL A

Eaton Corp

El Paso Pipeline Partners LP

Emagin Corp.

EMC Corp. MASS

Emerson Electric

Encore Energy Partners LP

Endeavour Silver Corp.

Energy Transfer Equity LP

Energy Transfer Partners LP

Enterprise Products Partners

Exactech, Inc.

Exterran Partners LP

Exxon  Mobile Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


260003108
264399106
263534109
277858106
278058102
283702108
29076N206
268648102
291011104
29257A106
29258Y103
29273V100
29273R109
293792107
30064 109
30225N105
302290101

$1,906,406
$1,619,230
$204,646
$131,493
$330,008
$2,376,490
$43,861
$837,816
$804,099
$1,347,840
$420,264
$347,800
$2,062,803
$2,073,748
$281,600
$986,400
$8,355,355


40,910
81,002
5,120
30,298
9,296
67,000
16,677
39,915
19,465
72,000
46,800
10,000
50,300
51,650
20,000
45,000
115,040


40,910
81,002
5,120
30,298
9,296
67,000
16,677
39,915
19,465
72,000
46,800
10,000
50,300
51,650
20,000
45,000
115,040










Dover Corporation
Duke Energy Corporation
Dupont de nemours E.I.
Easylink Services Intl. CL A
Eaton Corp
El Paso Pipeline Partners LP
Emagin Corp.
EMC Corp. MASS
Emerson Electric
Encore Energy Partners LP
Endeavour Silver Corp.
Energy Transfer Equity LP
Energy Transfer Partners LP
Enterprise Products Partners
Exactech, Inc.
Exterran Partners LP
Exxon  Mobile Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


40,910
81,002
5,120
30,298
9,296
67,000
16,677
39,915
19,465
72,000
46,800
10,000
50,300
51,650
20,000
45,000
115,040



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









F5 Networks, Inc.
Fidelity National Info. Services
Fidus Investment Corp.
First Citizens Bancshares CL A
FNB United Corp.
Ford Motor Company
Freeport McMoran Copper & Gold
Gamestop Corp.
General Dynamics Corp.
General Electric Company
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hatteras Financial Corp.
Hawkins, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


315616102
31620M106
316500107
31946M103
302519103
345370860
35671D857
36467W109
369550108
369604103
37733W105
38141G104
38259P508
393122106
413353202
41902R103
420261109



$259,333
$573,952
$223,699
$739,231
$5,191
$100,462
$1,883,942
$547,932
$306,239
$8,071,014
$248,607
$2,945,989
$6,526,587
$1,864,283
$29
$966,144
$476,645



3,650
23,600
17,768
5,150
17,302
10,389
61,870
23,720
5,383
530,290
6,021
31,158
12,672
20,059
22,455
38,400
14,970



3,650
23,600
17,768
5,150
17,302
10,389
61,870
23,720
5,383
530,290
6,021
31,158
12,672
20,059
22,455
38,400
14,970











F5 Networks, Inc.
Fidelity National Info. Services
Fidus Investment Corp.
First Citizens Bancshares CL A
FNB United Corp.
Ford Motor Company
Freeport McMoran Copper & Gold
Gamestop Corp.
General Dynamics Corp.
General Electric Company
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hatteras Financial Corp.
Hawkins, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


3,650
23,600
17,768
5,150
17,302
10,389
61,870
23,720
5,383
530,290
6,021
31,158
12,672
20,059
22,455
38,400
14,970



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Huntington Bancshares, Inc.
IAMGOLD Corp.
Inergy LP
ING Emerging Markets
Integramed America
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ipath US Treasury 10-Year
Iridium Communications Inc.
Irobot Corp.
Ishares Dow Jones  Select Div. Fund
Ishares FTSE XINHUA


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


428236103
431284108
437076102
443510201
446150104
450913108
456615103
45685X104
45810N302
458140100
459200101
06739F291
06740L451
46269C102
462726100
464287168
464287184



$516,103
$927,182
$264,801
$550,439
$425,856
$557,598
$500,400
$1,224,118
$130,673
$7,417,262
$7,128,226
$894,224
$343,300
$251,100
$324,816
$312,209
$1,836,358



22,989
32,809
8,056
11,111
88,720
28,190
20,000
91,148
16,753
347,657
40,763
16,612
10,000
40,500
12,910
6,472
59,564



22,989
32,809
8,056
11,111
88,720
28,190
20,000
91,148
16,753
347,657
40,763
16,612
10,000
40,500
12,910
6,472
59,564











Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Huntington Bancshares, Inc.
IAMGOLD Corp.
Inergy LP
ING Emerging Markets
Integramed America
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ipath US Treasury 10-Year
Iridium Communications Inc.
Irobot Corp.
Ishares Dow Jones  Select Div. Fund
Ishares FTSE XINHUA

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

22,989
32,809
8,056
11,111
88,720
28,190
20,000
91,148
16,753
347,657
40,763
16,612
10,000
40,500
12,910
6,472
59,564

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares Gold Trust
Ishares Iboxx Investor
Ishares Lehman Treasury
Ishares MSCI Brazil Free Index Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pacific Ex-Jap Indx Fd
Ishares S&P GLB ERG Sect
Ishares S&P Midcap 400 Index
Ishares S&P Smallcap 600 Index
Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD
Ishares TR Russell 1000 Growth
Ishares TR Russell Mdcap Indx Fund
Ishares TR S&P Citigrp 1-3 Yr, Intl.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464285105
464287242
464287176
464286400
464287465
464287234
464286871
464286848
464286665
464287341
464287507
464287804
464288513
464287655
464287614
464287499
464288125

$595,208
$206,089
$2,928,551
$317,261
$1,672,730
$6,160,957
$478,952
$851,400
$219,370
$537,516
$725,551
$219,701
$671,671
$1,325,673
$215,052
$2,786,935
$1,246,230

37,600
1,835
25,622
6,100
35,009
175,551
33,423
90,000
5,966
16,200
9,303
3,753
8,109
20,617
4,090
31,580
12,200

37,600
1,835
25,622
6,100
35,009
175,551
33,423
90,000
5,966
16,200
9,303
3,753
8,109
20,617
4,090
31,580
12,200









Ishares Gold Trust

Ishares Iboxx Investor

Ishares Lehman Treasury

Ishares MSCI Brazil Free Index Fund

Ishares MSCI Eafe Index

Ishares MSCI Emerging

Ishares MSCI Hong Kong

Ishares MSCI Japan Index

Ishares MSCI Pacific Ex-Jap Indx Fd

Ishares S&P GLB ERG Sect

Ishares S&P Midcap 400 Index

Ishares S&P Smallcap 600 Index

Ishares TR Iboxx $ High Yield Corp.

Ishares TR RUS 2000 I FD

Ishares TR Russell 1000 Growth

Ishares TR Russell Midcp Indx Fund

Ishares TR S&P Citigrp 1-3 Yr, Intl.




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


37,600
1,835
25,622
6,100
35,009
175,551
33,423
90,000
5,966
16,200
9,303
3,753
8,109
20,617
4,090
31,580
12,200

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares TS and P500 I F
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinder Morgan Hold Co. LLC
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Lab CP of America Holding New
Lender Processing Services
Linn Energy
Lowes Companies Inc.
Magellan Midstream Partners
Market Vectors ETF Brazil Small
Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287200
478160104
487836108
494368103
494550106
49456B101
50075N104
501014104
50540R409
52602 E102
536020100
548661107
559080106
57060U613
57060U589
57060U605
57060U100

$3,915,254
$12,232,270
$6,145,839
$213,030
$2,971,111
$284,013
$527,911
$84,568
$339,915
$164,965
$1,258,798
$7,566,219
$1,516,161
$1,435,700
$575,808
$2,193,058
$1,502,989

34,438
192,060
115,545
3,000
43,450
10,970
15,721
12,400
4,300
12,050
35,300
391,221
25,102
36,625
20,455
50,730
27,233

34,438
192,060
115,545
3,000
43,450
10,970
15,721
12,400
4,300
12,050
35,300
391,221
25,102
36,625
20,455
50,730
27,233









Ishares TS and P500 I F
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinder Morgan Hold Co. LLC
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Lab CP of America Holding New
Lender Processing Services
Linn Energy
Lowes Companies Inc.
Magellan Midstream Partners
Market Vectors ETF Brazil Small
Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


34,438
192,060
115,545
3,000
43,450
10,970
15,721
12,400
4,300
12,050
35,300
391,221
25,102
36,625
20,455
50,730
27,233

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









McDonalds Corporation
Medco Health Solutions, Inc.
Mediware Information Sys.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
Morgan, JP Exch Trded NT Alrian MLP
Mosaic Company
National Presto Industries, Inc.
Natural Resource Partners LP
Newbridge Bancorp
Newcastle Invt. Corp.
Nextera Energy, Inc.
Nokia Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


580135101
58405U102
584946107
585055106
58933Y105
591520200
592688105
594918104
46625H100
46625H365
61945A107
6706D8104
63900P103
65080T102
65105M108
65339F101
654902204

$7,467,949
$693,175
$114,400
$1,460,067
$5,666,550
$133,740
$1,035,704
$12,126,134
$3,227,177
$783,252
$2,743,397
$2,040,473
$634,000
$90,484
$407,000
$268,479
$135,812

85,037
14,783
10,000
43,925
173,289
18,000
7,400
487,189
107,144
23,003
56,022
23,478
25,000
23,201
100,000
4,970
23,995

85,037
14,783
10,000
43,925
173,289
18,000
7,400
487,189
107,144
23,003
56,022
23,478
25,000
23,201
100,000
4,970
23,995









McDonalds Corporation
Medco Health Solutions, Inc.
Mediware Information Sys.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
Morgan, JP Exch Trded NT Alrian MLP
Mosaic Company
National Presto Industries, Inc.
Natural Resource Partners LP
Newbridge Bancorp
Newcastle Invt. Corp.
Nextera Energy, Inc.
Nokia Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


85,037

14,783

10,000

43,925

173,289

18,000

7,400

487,189

107,144

23,003

56,022

23,478

25,000

23,201

100,000

4,970

23,995


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Norfolk Southern Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
Nuveen Energy MLP Total Return
Occidental Pete. Corp.
Old Dominion Freight Lines
Old Rep. Intl. Corp.
Oracle Corp.
Path 1 Network Techs.
Penn Virginia Resource Partners LP
PennyMac Mortgage Investment Reit
Pepsico, Inc.
Perrigo Company
Petrobakken Energy Ltd.
Petroleo Brasileiro
Petroleum & Res. Corp.
Pfizer, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


655844108
66987E206
66987V109
67074U103
674599105
679580100
680223104
68389X105
703186205
707884102
70931T103
713448108
714290103
71645A109
71654V408
716549100
717081103

$262,752
$288,399
$498,528
$759,500
$594,594
$215,595
$310,568
$2,420,224
$38
$2,246,376
$795,000
$18,855,978
$712,787
$162,713
$945,549
$226,381
$3,679,473

4,306
44,713
8,939
50,000
8,316
7,442
34,817
84,211
29,000
96,040
50,000
304,620
7,340
25,000
42,118
10,008
208,115

4,306
44,713
8,939
50,000
8,316
7,442
34,817
84,211
29,000
96,040
50,000
304,620
7,340
25,000
42,118
10,008
208,115









Norfolk Southern Corp.

NovaGold Resources, Inc.

Novartis A G Spon ADR F

Nuveen Energy MLP Total Return

Occidental Pete. Corp.

Old Dominion Freight Lines

Old Rep. Intl. Corp.

Oracle Corp.

Path 1 Network Techs.

Penn Virginia Resource Partners LP

PennyMac Mortgage Investment Reit

Pepsico, Inc.

Perrigo Company

Petrobakken Energy Ltd.

Petroleo Brasileiro

Petroleum & Res. Corp.

Pfizer, Inc.




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,306
44,713
8,939
50,000
8,316
7,442
34,817
84,211
29,000
96,040
50,000
304,620
7,340
25,000
42,118
10,008
208,115

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Philip Morris International, Inc.
Piedmont Natural Gas
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Plains All American Pipeline LP
Powershares QQQ TR Unit Ser 1
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares Short MSCI EAFE
Proshares Short MSCI Emerging
Prospect Capital Corporation
Qualcomm, Inc.
Regions Financial Corp.
Response Cap Corp.
RLJ Lodging Trust
Ruddick Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

718172109
720186105
72201B101
723787107
726503105
73935A104
74005P104
742718109
743263105
74347R370
74347R396
74348T102
747525103
758940100
76120W302
74965L101
781258108

$7,606,867
$204,917
$198,480
$328,850
$883,800
$271,688
$361,300
$12,969,906
$473,807
$559,100
$381,200
$420,500
$8,192,210
$50,729
$375,000
$135,362
$977,986


121,944
7,093
12,000
5,000
15,000
5,176
3,865
205,285
9,161
10,000
10,000
50,000
168,460
15,234
75,000
10,600
25,083

121,944
7,093
12,000
5,000
15,000
5,176
3,865
205,285
9,161
10,000
10,000
50,000
168,460
15,234
75,000
10,600
25,083









Philip Morris International, Inc.
Piedmont Natural Gas
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Plains All American Pipeline LP
Powershares QQQ TR Unit Ser 1
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares Short MSCI EAFE
Proshares Short MSCI Emerging
Prospect Capital Corporation
Qualcomm, Inc.
Regions Financial Corp.
Response Cap Corp.
RLJ Lodging Trust
Ruddick Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


121,944
7,093
12,000
5,000
15,000
5,176
3,865
205,285
9,161
10,000
10,000
50,000
168,460
15,234
75,000
10,600
25,083

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Rydex S&P Equal Wt. ETF
S P D R Trust Unit
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
Sempra Energy
Sequans Commun. ADR
Silver Wheaton Corporation
Solar Enertech Corp.
Solar Senior Capital Ltd.
Solutia, Inc.
Sonoco Products
Southern Community Financial
Southern Copper Corp.
SPDR DJ Wilshire Int'l Real Est ETF


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

78355W106
78462F103
78390X101
803111103
78401V102
806857108
808524706
816851109
817323108
828336107
834156101
83416M105
834376501
835495102
842632101
84265V105
78463X863

$376,823
$1,801,574
$719,217
$205,062
$389,574
$202,664
$993,278
$201,777
$146,835
$428,645
$300
$214,350
$218,630
$3,673,513
$36,791
$647,241
$254,637


9,102
15,922
60,899
12,542
15,785
3,393
45,710
3,918
29,250
14,555
10,000
15,000
17,014
130,128
31,992
25,900
7,945

9,102
15,922
60,899
12,542
15,785
3,393
45,710
3,918
29,250
14,555
10,000
15,000
17,014
130,128
31,992
25,900
7,945









Rydex S&P Equal Wt. ETF
S P D R Trust Unit
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
Sempra Energy
Sequans Commun. ADR
Silver Wheaton Corporation
Solar Enertech Corp.
Solar Senior Capital Ltd.
Solutia, Inc.
Sonoco Products
Southern Community Financial
Southern Copper Corp.
SPDR DJ Wilshire Int'l Real Est ETF



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


9,102
15,922
60,899
12,542
15,785
3,393
45,710
3,918
29,250
14,555
10,000
15,000
17,014
130,128
31,992
25,900
7,945

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









SPDR Gold Trust
SPDR S&P China ETF
SPDR S&P Midcap 400 ETF
SPDR Ser TR S&P Dividends ETF
Spectra Energy Corp.
St. Jude Medical, Inc.
Starwood Property Trust - Reit
Stericycle, Inc.
Stryker Corporation
Sunoco Logistics Partners LP
Sysco Corporation
Targa Resources Partners LP
Target Corporation
Teekay Tankers Ltd.
Teva Pharmaceutical
Tiffany & Company
Toyota Motor CP ADR


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

78463V107
78463X400
78467Y107
78464A763
847560109
790849103
85571B105
858912108
863667101
86764L108
871829107
87611X105
87612E106
Y8565N102
881624209
886547108
892331307

$1,896,720
$2,304,953
$340,401
$223,087
$1,739,447
$2,632,642
$858,000
$1,107,075
$432,041
$884,900
$7,074,689
$1,676,880
$374,273
$71,760
$4,919,256
$1,145,058
$2,474,152


12,000
41,300
2,395
4,595
70,911
72,745
50,000
13,715
9,167
10,000
273,154
51,000
7,632
15,600
132,167
18,827
36,246

12,000
41,300
2,395
4,595
70,911
72,745
50,000
13,715
9,167
10,000
273,154
51,000
7,632
15,600
132,167
18,827
36,246









SPDR Gold Trust
SPDR S&P China ETF
SPDR S&P Midcap 400 ETF
SPDR Ser TR S&P Dividends ETF
Spectra Energy Corp.
St. Jude Medical, Inc.
Starwood Property Trust - Reit
Stericycle, Inc.
Stryker Corporation
Sunoco Logistics Partners LP
Sysco Corporation
Targa Resources Partners LP
Target Corporation
Teekay Tankers Ltd.
Teva Pharmaceutical
Tiffany & Company
Toyota Motor CP ADR



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,000
41,300
2,395
4,595
70,911
72,745
50,000
13,715
9,167
10,000
273,154
51,000
7,632
15,600
132,167
18,827
36,246

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Travelcenters of America LLC
Triangle Capital Corp.
Tupperware Brands Corp.
UltraShort Lehman 20+YR Proshares
Unifirst Corporation - Mass
Unilever PLC ADR
Union Pacific Corp.
United Technologies Corp.
Vale SA ADR
Vanguard  S&P 500 ETF
Vanguard Bond Index
Vanguard Dividend Apprec. ETF
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard Reit


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

894174101
895848109
899896104
74347R297
904708104
904767704
907818108
913017109
91912E105
922908413
921937819
921908844
922042858
922908736
921910816
922908629
922908553

$35,300
$913,200
$263,326
$194,400
$675,727
$446,017
$449,430
$7,720,603
$3,419,339
$3,762,900
$1,308,141
$386,423
$4,126,551
$302,076
$722,816
$655,948
$269,472


10,000
60,000
4,900
10,000
14,920
14,300
5,503
109,730
149,971
72,699
14,928
7,925
115,170
5,400
16,605
10,076
5,297

10,000
60,000
4,900
10,000
14,920
14,300
5,503
109,730
149,971
72,699
14,928
7,925
115,170
5,400
16,605
10,076
5,297









Travelcenters of America LLC
Triangle Capital Corp.
Tupperware Brands Corp.
UltraShort Lehman 20+YR Proshares
Unifirst Corporation - Mass
Unilever PLC ADR
Union Pacific Corp.
United Technologies Corp.
Vale SA ADR
Vanguard  S&P 500 ETF
Vanguard Bond Index
Vanguard Dividend Apprec. ETF
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard Reit



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


10,000
60,000
4,900
10,000
14,920
14,300
5,503
109,730
149,971
72,699
14,928
7,925
115,170
5,400
16,605
10,076
5,297

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Vanguard Small Cap
Vanguard Total Stock Market
Verifone Systems, Inc.
Verizon Communications
VF Corporation
Virnetx Holding Corp.
VMWare, Inc.
Walgreen Company
Wal-Mart Stores, Inc.
Walter Energy, Inc.
Wells Fargo & Co.
Western Gas Partners LP
Whiting Petroleum Corp.
Williams Partners LP
Wisdomtree TR Emrging SCAP Fnd
Yum Brands, Inc.
Zimmer Holdings, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

922908751
922908769
92342Y109
92343V104
918204108
92823T108
928563402
931422109
931142103
93317Q105
949746101
958254104
966387102
96950F104
97717W281
988498101
98956P102

$598,393
$264,011
$293,993
$350,851
$1,753,898
$314,340
$479,065
$522,885
$8,802,188
$346,858
$1,593,054
$506,550
$223,810
$819,024
$328,417
$301,279
$1,151,745


9,751
4,574
8,395
9,534
14,433
20,970
5,960
15,898
169,599
5,780
66,047
15,000
6,380
15,100
8,495
6,100
21,536

9,751
4,574
8,395
9,534
14,433
20,970
5,960
15,898
169,599
5,780
66,047
15,000
6,380
15,100
8,495
6,100
21,536


Grand Total 09/30/11




$468,246,829















Vanguard Small Cap
Vanguard Total Stock Market
Verifone Systems, Inc.
Verizon Communications
VF Corporation
Virnetx Holding Corp.
VMWare, Inc.
Walgreen Company
Wal-Mart Stores, Inc.
Walter Energy, Inc.
Wells Fargo & Co.
Western Gas Partners LP
Whiting Petroleum Corp.
Williams Partners LP
Wisdomtree TR Emrging SCAP Fnd
Yum Brands, Inc.
Zimmer Holdings, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


9,751
4,574
8,395
9,534
14,433
20,970
5,960
15,898
169,599
5,780
66,047
15,000
6,380
15,100
8,495
6,100
21,536

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

